             VINTAGE XTRA (SERIES II)(SM) VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA (Series II)( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Met/Templeton Growth Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class         MetLife Aggressive Strategy
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class II        METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Mid Cap          BlackRock Bond Income Portfolio -- Class E
     Core Portfolio -- Class I                     BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class A
  Legg Mason Western Asset Variable High           BlackRock Money Market Portfolio -- Class E
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Conservative to Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     A                                             MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and any associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9+ years                  --                 0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 + years                 --                 0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.40% and a administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge.......................         1.40%(5)         1.50%(5)         1.70%(5)
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.65%            1.85%
Optional E.S.P. Charge..................................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.70%            1.80%            2.00%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         2.05%            2.15%            2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(6)......................................         2.20%            2.30%            2.50%
Optional GMWB I Charge (maximum upon reset).............         1.00%(7)         1.00%(7)         1.00%(7)
Optional GMWB II Charge (maximum upon reset)............         1.00%(7)         1.00%(7)         1.00%(7)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.65%            2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.65%            2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.90%            2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.70%            2.80%            3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.70%            2.80%            3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         1.95%            2.05%            2.25%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the

      Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio..
(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.50%      1.34%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.09%            --            0.75%           --          0.75%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES  -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio
     -- Class I..................     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.07%            --            1.07%           --          1.07%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I..................     0.75%          --        0.12%            --            0.87%         0.00%         0.87%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.05%          0.01%           0.80%         0.01%         0.79%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%          0.07%           0.92%         0.00%         0.92%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Templeton Growth Portfolio
     -- Class B..................     0.68%        0.25%       0.14%            --            1.07%         0.02%         1.05%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class E.......     0.34%        0.15%       0.03%            --            0.52%         0.01%         0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class E.......     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class B++......     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A++......     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.61%        0.25%       0.06%            --            0.92%         0.04%         0.88%


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I++            appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciation as its secondary        Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following information has been added to the "WITHDRAWAL CHARGE" section:

For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a

Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         (FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.460          1.393                --
                                                          2007      1.268          1.460             4,622
                                                          2006      1.252          1.268            62,390
                                                          2005      1.178          1.252            64,496
                                                          2004      1.118          1.178            96,961
                                                          2003      1.000          1.118             2,197

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.266          1.323                --
                                                          2005      1.229          1.266            28,311
                                                          2004      1.122          1.229             5,743
                                                          2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.321          1.293                --
                                                          2005      1.168          1.321                --
                                                          2004      1.095          1.168                --
                                                          2003      1.000          1.095                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.873          1.680           832,737
                                                          2010      1.702          1.873         1,025,186
                                                          2009      1.215          1.702         1,110,734
                                                          2008      2.003          1.215         1,141,845
                                                          2007      1.771          2.003         1,261,625
                                                          2006      1.494          1.771         1,403,772
                                                          2005      1.330          1.494         1,399,226
                                                          2004      1.190          1.330           666,139
                                                          2003      1.000          1.190            66,557

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.550          1.461         3,334,022
                                                          2010      1.326          1.550         3,947,729
                                                          2009      0.966          1.326         3,976,217
                                                          2008      1.752          0.966         4,573,511
                                                          2007      1.584          1.752         5,256,524
                                                          2006      1.459          1.584         5,529,523
                                                          2005      1.275          1.459         5,311,266
                                                          2004      1.151          1.275         2,234,445
                                                          2003      1.000          1.151           254,192

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.324          1.280         3,332,304
                                                          2010      1.207          1.324         4,035,027
                                                          2009      0.934          1.207         4,680,047
                                                          2008      1.527          0.934         5,649,999
                                                          2007      1.476          1.527         6,035,652
                                                          2006      1.301          1.476         6,695,173
                                                          2005      1.249          1.301         6,286,711
                                                          2004      1.149          1.249         2,681,181
                                                          2003      1.000          1.149           278,750

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      1.571          1.555                --
                                                          2005      1.350          1.571            19,993
                                                          2004      1.147          1.350                --
                                                          2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      1.564          2.042                --
                                                          2005      1.482          1.564            89,491
                                                          2004      1.145          1.482                --
                                                          2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.311          1.425                --
                                                          2005      1.208          1.311            40,363
                                                          2004      1.074          1.208                --
                                                          2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.308          1.458                --
                                                          2005      1.206          1.308           518,466
                                                          2004      1.067          1.206            42,497
                                                          2003      1.000          1.067                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2011      1.653          1.584           853,709
                                                          2010      1.433          1.653           920,173
                                                          2009      1.073          1.433         1,108,347
                                                          2008      1.899          1.073         1,209,702
                                                          2007      1.641          1.899         1,491,268
                                                          2006      1.494          1.641         1,425,109
                                                          2005      1.298          1.494         1,249,479
                                                          2004      1.143          1.298           154,088
                                                          2003      1.000          1.143            36,501

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      2.229          1.957           991,253
                                                          2010      1.761          2.229           946,982
                                                          2009      1.280          1.761           798,954
                                                          2008      2.152          1.280           905,725
                                                          2007      1.895          2.152           998,480
                                                          2006      1.712          1.895         1,101,606
                                                          2005      1.473          1.712         1,000,444
                                                          2004      1.200          1.473           129,852
                                                          2003      1.000          1.200            38,077

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.283          1.293           892,888
                                                          2010      1.156          1.283         1,166,367
                                                          2009      0.866          1.156         1,382,070
                                                          2008      1.250          0.866         1,381,645
                                                          2007      1.224          1.250         1,079,350
                                                          2006      1.051          1.224           799,836
                                                          2005      1.000          1.051           618,423

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.595          1.495           100,497
                                                          2010      1.270          1.595           244,491
                                                          2009      0.898          1.270           247,849
                                                          2008      1.586          0.898           262,528
                                                          2007      1.448          1.586           270,232
                                                          2006      1.353          1.448           367,461
                                                          2005      1.312          1.353           371,063
                                                          2004      1.195          1.312           353,467
                                                          2003      1.000          1.195            53,695

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.352          1.576                --
                                                          2005      1.242          1.352         1,340,340
                                                          2004      1.120          1.242           461,207
                                                          2003      1.000          1.120            69,150

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.118          2.837                --
                                                          2007      2.459          3.118           441,090
                                                          2006      1.950          2.459           437,034
                                                          2005      1.554          1.950           426,482
                                                          2004      1.265          1.554            77,658
                                                          2003      1.000          1.265             4,046

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.714          1.508           513,444
                                                          2010      1.606          1.714           635,045
                                                          2009      1.190          1.606           692,950
                                                          2008      2.027          1.190           712,728
                                                          2007      1.783          2.027           808,035
                                                          2006      1.491          1.783           824,579
                                                          2005      1.375          1.491           783,128
                                                          2004      1.178          1.375           186,816
                                                          2003      1.000          1.178                --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.425          1.709                --
                                                          2005      1.329          1.425           510,846
                                                          2004      1.164          1.329           137,184
                                                          2003      1.000          1.164                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      1.945          1.884            53,586
                                                          2010      1.574          1.945            53,586
                                                          2009      1.107          1.574            71,736
                                                          2008      2.002          1.107            59,867
                                                          2007      1.670          2.002            69,539
                                                          2006      1.497          1.670            69,541
                                                          2005      1.357          1.497            57,966
                                                          2004      1.144          1.357            38,247
                                                          2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.362          1.529                --
                                                          2005      1.330          1.362           416,203
                                                          2004      1.175          1.330            54,549
                                                          2003      1.000          1.175                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.293          1.376                --
                                                          2006      1.223          1.293             6,613
                                                          2005      1.168          1.223             6,625
                                                          2004      1.153          1.168             5,559
                                                          2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      1.048          1.110                --
                                                          2009      0.881          1.048           739,514
                                                          2008      1.524          0.881           827,802
                                                          2007      1.476          1.524         1,105,236
                                                          2006      1.301          1.476         1,194,128
                                                          2005      1.240          1.301         1,214,834
                                                          2004      1.142          1.240           445,232
                                                          2003      1.000          1.142                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2011      1.388          1.400         1,077,657
                                                          2010      1.127          1.388         1,199,177
                                                          2009      0.851          1.127         1,663,287
                                                          2008      1.450          0.851         1,860,594
                                                          2007      1.451          1.450         2,164,369
                                                          2006      1.354          1.451         2,348,211
                                                          2005      1.232          1.354         1,856,618
                                                          2004      1.138          1.232           765,101
                                                          2003      1.000          1.138           286,288

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2011      1.382          1.396           824,158
                                                          2010      1.246          1.382         1,116,105
                                                          2009      1.036          1.246         1,408,990
                                                          2008      1.489          1.036         1,163,065
                                                          2007      1.395          1.489         1,231,488
                                                          2006      1.234          1.395         1,277,913
                                                          2005      1.202          1.234         1,256,091
                                                          2004      1.122          1.202           525,525
                                                          2003      1.000          1.122            22,558

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.956          0.941                --
                                                          2008      1.376          0.956           385,915
                                                          2007      1.379          1.376           407,574

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      1.205          1.273                --
                                                          2010      1.086          1.205         1,466,843
                                                          2009      0.787          1.086         1,701,623
                                                          2008      1.381          0.787         1,867,743
                                                          2007      1.377          1.381         2,382,682
                                                          2006      1.231          1.377         2,682,436
                                                          2005      1.188          1.231         3,016,763
                                                          2004      1.131          1.188         1,928,434
                                                          2003      1.000          1.131           249,937

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      1.251          1.360                --
                                                          2010      1.136          1.251           141,743
                                                          2009      0.945          1.136           143,066
                                                          2008      1.344          0.945           143,066
                                                          2007      1.282          1.344           144,817
                                                          2006      1.104          1.282            37,066
                                                          2005      1.123          1.104            35,460
                                                          2004      1.104          1.123                --
                                                          2003      1.000          1.104                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.355          1.333           139,139

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      1.116          1.183         2,069,836
                                                          2010      1.011          1.116         2,206,262
                                                          2009      0.837          1.011         2,292,839
                                                          2008      1.307          0.837         2,508,119
                                                          2007      1.260          1.307         2,768,160
                                                          2006      1.158          1.260         3,164,620
                                                          2005      1.128          1.158         3,299,859
                                                          2004      1.091          1.128         1,792,530
                                                          2003      1.000          1.091            77,813

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (11/99)..........................  2011      1.348          1.245           454,334
                                                          2010      1.174          1.348           556,834
                                                          2009      0.922          1.174           580,381
                                                          2008      1.476          0.922           713,662
                                                          2007      1.481          1.476           797,520
                                                          2006      1.287          1.481           604,077
                                                          2005      1.248          1.287           617,523
                                                          2004      1.171          1.248           400,831
                                                          2003      1.000          1.171           154,517

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.198          1.172           450,408
                                                          2010      1.108          1.198           468,655
                                                          2009      0.790          1.108           499,843
                                                          2008      1.280          0.790           720,318
                                                          2007      1.235          1.280           764,285
                                                          2006      1.199          1.235           942,997
                                                          2005      1.157          1.199           962,957
                                                          2004      1.171          1.157           333,869
                                                          2003      1.000          1.171           136,586

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.307          1.351            26,123
                                                          2010      1.213          1.307            28,079
                                                          2009      0.989          1.213            28,095
                                                          2008      1.561          0.989            28,160
                                                          2007      1.526          1.561            27,022
                                                          2006      1.310          1.526            27,189
                                                          2005      1.249          1.310            28,856
                                                          2004      1.149          1.249             2,893
                                                          2003      1.000          1.149                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2011      1.653          1.563            79,122
                                                          2010      1.370          1.653            37,665
                                                          2009      1.023          1.370            38,901
                                                          2008      1.605          1.023            85,776
                                                          2007      1.522          1.605           111,800
                                                          2006      1.346          1.522           127,375
                                                          2005      1.262          1.346           138,797
                                                          2004      1.161          1.262            67,412
                                                          2003      1.000          1.161            50,147

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.765          1.762            68,994
                                                          2010      1.432          1.765           104,421
                                                          2009      1.018          1.432           112,360
                                                          2008      1.744          1.018           116,097
                                                          2007      1.611          1.744           126,882
                                                          2006      1.451          1.611            81,993
                                                          2005      1.404          1.451            82,003
                                                          2004      1.239          1.404            57,413
                                                          2003      1.000          1.239            20,816

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.909          0.885                --
                                                          2008      1.477          0.909           339,136
                                                          2007      1.430          1.477           385,068
                                                          2006      1.261          1.430           489,610
                                                          2005      1.229          1.261           476,370
                                                          2004      1.132          1.229           197,158
                                                          2003      1.000          1.132            30,412

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.332          1.358                --
                                                          2006      1.205          1.332           451,963
                                                          2005      1.182          1.205           447,297
                                                          2004      1.125          1.182           285,899
                                                          2003      1.000          1.125            27,801

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.990          0.978                --
                                                          2010      0.920          0.990           731,280
                                                          2009      0.796          0.920           934,939
                                                          2008      1.026          0.796           937,875
                                                          2007      1.028          1.026         1,396,696
                                                          2006      1.003          1.028         1,641,109
                                                          2005      0.995          1.003         1,752,305
                                                          2004      0.999          0.995           820,583
                                                          2003      1.000          0.999           100,362

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2011      1.286          1.311                --
                                                          2010      1.171          1.286            85,952
                                                          2009      0.997          1.171            92,954
                                                          2008      1.172          0.997           132,058
                                                          2007      1.167          1.172           185,176
                                                          2006      1.124          1.167           257,869
                                                          2005      1.114          1.124           327,817
                                                          2004      1.059          1.114           289,598
                                                          2003      1.000          1.059            31,509

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2011      1.631          1.645           567,351
                                                          2010      1.420          1.631           796,585
                                                          2009      0.902          1.420           742,538
                                                          2008      1.309          0.902           849,403
                                                          2007      1.325          1.309         1,060,908
                                                          2006      1.213          1.325         1,080,385
                                                          2005      1.200          1.213         1,121,667
                                                          2004      1.104          1.200           416,448
                                                          2003      1.000          1.104             3,470

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.063          1.057                --
                                                          2009      1.077          1.063         3,373,198
                                                          2008      1.066          1.077         3,459,704
                                                          2007      1.032          1.066         3,822,012
                                                          2006      1.002          1.032         2,504,254
                                                          2005      0.989          1.002         2,817,460
                                                          2004      0.996          0.989           722,578
                                                          2003      1.000          0.996            11,254

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.617          1.726                --
                                                          2006      1.454          1.617            61,604
                                                          2005      1.408          1.454            49,638
                                                          2004      1.237          1.408            14,076
                                                          2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.490          1.563                --
                                                          2006      1.281          1.490           261,372
                                                          2005      1.250          1.281           261,940
                                                          2004      1.172          1.250           229,404
                                                          2003      1.000          1.172            66,409

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.488          1.547                --
                                                          2006      1.289          1.488           715,249
                                                          2005      1.267          1.289           698,208
                                                          2004      1.143          1.267           196,265
                                                          2003      1.000          1.143            75,228

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.666          1.836                --
                                                          2006      1.507          1.666         1,137,800
                                                          2005      1.415          1.507         1,062,046
                                                          2004      1.158          1.415           293,894
                                                          2003      1.000          1.158            60,058

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.546          1.622                --
                                                          2006      1.460          1.546               367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.302          1.284           102,125
                                                          2010      1.174          1.302           102,125
                                                          2009      1.001          1.174            12,523
                                                          2008      1.621          1.001                --
                                                          2007      1.608          1.621               366

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.897          0.837           261,730
                                                          2010      0.784          0.897           195,275
                                                          2009      0.589          0.784           234,375
                                                          2008      1.024          0.589           248,521
                                                          2007      1.221          1.024           368,658
                                                          2006      1.003          1.221           204,301

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.456          1.289           205,090
                                                          2010      1.238          1.456           312,747
                                                          2009      0.974          1.238           427,726
                                                          2008      1.322          0.974           439,780
                                                          2007      1.356          1.322           175,402
                                                          2006      1.272          1.356            29,616

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.810          1.533           384,410
                                                          2010      1.576          1.810           400,371
                                                          2009      1.030          1.576           311,838
                                                          2008      1.764          1.030           331,540
                                                          2007      1.807          1.764           347,731
                                                          2006      1.639          1.807           331,669

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.417          1.383            66,862
                                                          2010      1.138          1.417           211,735
                                                          2009      0.861          1.138            44,846
                                                          2008      1.424          0.861            36,666
                                                          2007      1.299          1.424            34,246
                                                          2006      1.308          1.299            13,067

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.786          1.629           143,500
                                                          2010      1.653          1.786           207,584
                                                          2009      1.173          1.653           209,841
                                                          2008      2.048          1.173           130,666
                                                          2007      1.595          2.048            68,421
                                                          2006      1.555          1.595            27,866

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.128          1.052             4,929
                                                          2010      0.932          1.128             4,881
                                                          2009      0.692          0.932             4,886
                                                          2008      1.140          0.692            21,115
                                                          2007      1.286          1.140            20,603

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.986          0.935         1,126,428
                                                          2010      0.798          0.986         1,400,106
                                                          2009      0.640          0.798         1,274,647
                                                          2008      1.062          0.640         1,449,408
                                                          2007      1.072          1.062         1,786,274
                                                          2006      1.015          1.072            15,418

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.837          0.796                --
                                                          2008      1.483          0.837            96,149
                                                          2007      1.346          1.483            96,690
                                                          2006      1.362          1.346           101,064

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      1.166          1.069           568,183
                                                          2010      1.114          1.166           659,504

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.008          0.862            25,312

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.637          2.111           334,780
                                                          2010      2.166          2.637           401,594
                                                          2009      1.302          2.166           350,465
                                                          2008      2.841          1.302           413,734

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.715          1.508            38,336
                                                          2010      1.564          1.715            38,336
                                                          2009      1.207          1.564            38,336
                                                          2008      2.127          1.207            51,591
                                                          2007      2.025          2.127            38,336

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.385          1.520         1,532,187
                                                          2010      1.302          1.385         1,363,334
                                                          2009      1.118          1.302         1,244,636
                                                          2008      1.215          1.118         1,401,224
                                                          2007      1.147          1.215         1,531,176

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.486          1.510         2,730,090
                                                          2010      1.396          1.486         2,974,110
                                                          2009      1.252          1.396         3,362,790

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.405          1.320            64,119
                                                          2010      1.227          1.405            66,044
                                                          2009      1.006          1.227            95,151
                                                          2008      1.522          1.006            96,492
                                                          2007      1.472          1.522            90,044
                                                          2006      1.368          1.472           103,358

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.178          1.300                --
                                                          2006      1.118          1.178            56,636

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.685          1.720           640,471
                                                          2010      1.526          1.685           716,141
                                                          2009      1.164          1.526           918,649
                                                          2008      1.325          1.164           962,527
                                                          2007      1.262          1.325           945,939
                                                          2006      1.218          1.262         1,033,734

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.925          0.875         1,544,481
                                                          2010      0.803          0.925         1,742,427
                                                          2009      0.689          0.803         1,817,275
                                                          2008      1.099          0.689         2,195,281
                                                          2007      1.076          1.099         2,545,275
                                                          2006      1.001          1.076         2,054,423

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.998          0.894           994,455
                                                          2010      0.845          0.998         1,012,187
                                                          2009      0.679          0.845         1,020,510
                                                          2008      0.983          0.679         1,142,302
                                                          2007      1.029          0.983         1,424,786
                                                          2006      1.003          1.029         1,438,261

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.410          1.345           169,961
                                                          2010      1.244          1.410           200,943
                                                          2009      0.846          1.244           136,985
                                                          2008      1.584          0.846           137,565
                                                          2007      1.336          1.584           142,130
                                                          2006      1.368          1.336           121,554

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.219          1.277           725,221
                                                          2010      1.145          1.219           845,173
                                                          2009      1.064          1.145           908,048
                                                          2008      1.120          1.064           829,223
                                                          2007      1.072          1.120           792,939
                                                          2006      1.033          1.072           916,555

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.215          1.090           317,484
                                                          2010      1.030          1.215           318,187
                                                          2009      0.818          1.030           239,124

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.515          1.492         3,310,766
                                                          2010      1.531          1.515         1,629,737

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.759          0.750                --
                                                          2008      1.289          0.759             2,007
                                                          2007      1.311          1.289             2,016
                                                          2006      1.275          1.311             2,024

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.270          1.124         1,238,031

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.734          0.766                --
                                                          2008      1.351          0.734           154,813
                                                          2007      1.321          1.351           153,186
                                                          2006      1.302          1.321           153,744

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.132          1.045           215,025
                                                          2010      1.004          1.132           269,583
                                                          2009      0.838          1.004           286,091
                                                          2008      1.396          0.838           304,604
                                                          2007      1.362          1.396           363,098
                                                          2006      1.327          1.362           401,874

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.404          1.389             4,375
                                                          2010      1.277          1.404             4,439
                                                          2009      0.927          1.277             4,401
                                                          2008      1.397          0.927             4,544

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.933          1.011                --
                                                          2010      0.819          0.933            26,785
                                                          2009      0.632          0.819            28,414
                                                          2008      1.078          0.632            29,915
                                                          2007      1.061          1.078            35,574
                                                          2006      1.002          1.061            10,058

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.175          1.195           647,040
                                                          2010      1.085          1.175           787,826
                                                          2009      0.914          1.085           831,264
                                                          2008      1.084          0.914           762,292
                                                          2007      1.043          1.084                --
                                                          2006      1.001          1.043                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.118          1.112           274,017
                                                          2010      1.018          1.118           286,483
                                                          2009      0.836          1.018           168,559
                                                          2008      1.083          0.836           181,770
                                                          2007      1.050          1.083           136,129
                                                          2006      1.002          1.050           393,473

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.057          1.027           340,538
                                                          2010      0.949          1.057           857,655
                                                          2009      0.761          0.949           467,157
                                                          2008      1.084          0.761           497,690
                                                          2007      1.055          1.084           307,398
                                                          2006      1.002          1.055           313,976

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.994          0.942            66,492
                                                          2010      0.880          0.994            66,656
                                                          2009      0.692          0.880            66,927
                                                          2008      1.084          0.692            70,481
                                                          2007      1.060          1.084           104,848
                                                          2006      1.002          1.060           105,094

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.269          1.270           278,026
                                                          2010      1.126          1.269           352,326
                                                          2009      0.915          1.126           370,799

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.313          1.321         2,010,146
                                                          2010      1.214          1.313         2,092,791
                                                          2009      1.042          1.214         2,189,833
                                                          2008      1.362          1.042         2,358,562
                                                          2007      1.328          1.362         2,660,826
                                                          2006      1.242          1.328         2,769,367

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.470          1.460                --
                                                          2010      1.340          1.470                --
                                                          2009      1.126          1.340                --
                                                          2008      1.488          1.126                --
                                                          2007      1.404          1.488           650,580
                                                          2006      1.270          1.404           697,185

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.012          0.912           857,588
                                                          2010      0.886          1.012           934,556
                                                          2009      0.644          0.886           861,464
                                                          2008      1.100          0.644           976,790
                                                          2007      1.051          1.100         1,145,567
                                                          2006      0.996          1.051         1,107,134

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.062          1.032                --
                                                          2010      0.924          1.062                --
                                                          2009      0.656          0.924                --
                                                          2008      1.149          0.656                --
                                                          2007      1.069          1.149                --
                                                          2006      0.998          1.069                --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.312          1.331            85,363

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.120          1.143                --
                                                          2006      1.130          1.120         2,031,034
                                                          2005      1.124          1.130         1,914,685
                                                          2004      1.048          1.124           195,457
                                                          2003      1.000          1.048            23,365

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.208          1.248                --
                                                          2008      1.171          1.208         3,541,041
                                                          2007      1.093          1.171         4,065,770
                                                          2006      1.070          1.093         4,631,702
                                                          2005      1.060          1.070         4,171,370
                                                          2004      1.027          1.060         1,307,602
                                                          2003      1.000          1.027           433,786

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.880          2.036                --
                                                          2006      1.495          1.880            23,608
                                                          2005      1.353          1.495            23,608
                                                          2004      1.183          1.353            23,608
                                                          2003      1.000          1.183            33,416

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.874          2.001                --
                                                          2006      1.623          1.874           139,027
                                                          2005      1.540          1.623           142,926
                                                          2004      1.239          1.540            62,872
                                                          2003      1.000          1.239            20,094

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.279          1.362                --
                                                          2005      1.194          1.279           101,007
                                                          2004      1.139          1.194            60,507
                                                          2003      1.000          1.139                --

  Travelers Equity Income Subaccount (11/99)............  2006      1.263          1.327                --
                                                          2005      1.228          1.263           534,570
                                                          2004      1.135          1.228           391,687
                                                          2003      1.000          1.135            69,396

  Travelers Large Cap Subaccount (11/99)................  2006      1.264          1.302                --
                                                          2005      1.181          1.264            72,583
                                                          2004      1.126          1.181            47,524
                                                          2003      1.000          1.126             5,614

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.078          1.146                --
                                                          2005      1.000          1.078                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.031          1.035                --
                                                          2005      1.000          1.031                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.046          1.084                --
                                                          2005      1.000          1.046           263,941

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.065          1.111                --
                                                          2005      1.000          1.065            57,404

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.038          1.058                --
                                                          2005      1.000          1.038           237,088

  Travelers Managed Income Subaccount (11/99)...........  2006      1.042          1.033                --
                                                          2005      1.044          1.042           965,472
                                                          2004      1.031          1.044           295,559
                                                          2003      1.000          1.031            53,533

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.375          1.460                --
                                                          2005      1.246          1.375                --
                                                          2004      1.092          1.246                --
                                                          2003      1.000          1.092                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.293          1.368                --
                                                          2005      1.274          1.293           121,554
                                                          2004      1.134          1.274                --
                                                          2003      1.000          1.134                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.202          1.242                --
                                                          2005      1.186          1.202         2,621,838
                                                          2004      1.081          1.186           575,631
                                                          2003      1.000          1.081           128,724

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.175          1.270                --
                                                          2005      1.121          1.175           693,928
                                                          2004      1.000          1.121            35,600

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      1.427          1.639                --
                                                          2005      1.323          1.427           391,446
                                                          2004      1.161          1.323            50,466
                                                          2003      1.000          1.161             2,995

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.290          1.368                --
                                                          2005      1.236          1.290            97,741
                                                          2004      1.129          1.236            21,292
                                                          2003      1.000          1.129             6,024

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.062          1.118                --
                                                          2005      1.000          1.062             9,705

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.206          1.218                --
                                                          2005      1.181          1.206           736,357
                                                          2004      1.081          1.181            75,636
                                                          2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.220          1.273                --
                                                          2005      1.214          1.220            82,675
                                                          2004      1.119          1.214            35,718
                                                          2003      1.000          1.119                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.136          1.308                --
                                                          2005      1.000          1.136            13,070

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.272                --
                                                          2005      1.000          1.109             9,646

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.228          1.275                --
                                                          2005      1.157          1.228               893
                                                          2004      1.131          1.157               896
                                                          2003      1.000          1.131                --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.50% (B)


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.275          1.213               --
                                                          2007      1.117          1.275            5,206
                                                          2006      1.114          1.117            5,206
                                                          2005      1.058          1.114            5,206
                                                          2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.102          1.148               --
                                                          2005      1.080          1.102           18,757
                                                          2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.184          1.148               --
                                                          2005      1.057          1.184               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.480          1.315           11,427
                                                          2010      1.358          1.480           11,442
                                                          2009      0.978          1.358           11,458
                                                          2008      1.628          0.978           11,265
                                                          2007      1.454          1.628           11,280
                                                          2006      1.238          1.454           19,793
                                                          2005      1.112          1.238           16,651
                                                          2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.245          1.163           17,822
                                                          2010      1.076          1.245           18,097
                                                          2009      0.791          1.076           18,397
                                                          2008      1.448          0.791           18,757
                                                          2007      1.322          1.448           19,046
                                                          2006      1.230          1.322           19,343
                                                          2005      1.085          1.230            8,719
                                                          2004      1.000          1.085               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.066          1.021           26,998
                                                          2010      0.981          1.066           28,249
                                                          2009      0.766          0.981           31,707
                                                          2008      1.264          0.766           33,395
                                                          2007      1.234          1.264           43,620
                                                          2006      1.098          1.234           52,545
                                                          2005      1.064          1.098           41,723
                                                          2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      1.347          1.329               --
                                                          2005      1.168          1.347               --
                                                          2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      1.345          1.740               --
                                                          2005      1.287          1.345            5,334
                                                          2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.199          1.300               --
                                                          2005      1.116          1.199               --
                                                          2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.201          1.335               --
                                                          2005      1.118          1.201               --
                                                          2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2011      1.330          1.263           22,576
                                                          2010      1.165          1.330           22,987
                                                          2009      0.880          1.165           23,437
                                                          2008      1.573          0.880           15,016
                                                          2007      1.373          1.573           15,447
                                                          2006      1.261          1.373           15,893
                                                          2005      1.107          1.261           16,430
                                                          2004      1.000          1.107               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      1.752          1.523           15,782
                                                          2010      1.397          1.752           15,900
                                                          2009      1.025          1.397           16,029
                                                          2008      1.741          1.025            6,192
                                                          2007      1.547          1.741            6,311
                                                          2006      1.411          1.547            6,434
                                                          2005      1.226          1.411            3,317
                                                          2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.216          1.214            3,417
                                                          2010      1.106          1.216            3,564
                                                          2009      0.837          1.106            3,725
                                                          2008      1.219          0.837            3,920
                                                          2007      1.205          1.219            4,076
                                                          2006      1.045          1.205               --
                                                          2005      1.000          1.045               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.246          1.156            7,579
                                                          2010      1.001          1.246            8,404
                                                          2009      0.715          1.001            9,306
                                                          2008      1.274          0.715           10,423
                                                          2007      1.175          1.274           10,423
                                                          2006      1.108          1.175           10,423
                                                          2005      1.084          1.108           10,423
                                                          2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.185          1.369               --
                                                          2005      1.099          1.185               --
                                                          2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.458          1.134               --
                                                          2007      1.957          2.458               --
                                                          2006      1.567          1.957           20,200
                                                          2005      1.260          1.567           20,213
                                                          2004      1.000          1.260               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.360          1.186            4,448
                                                          2010      1.287          1.360            4,639
                                                          2009      0.963          1.287            4,848
                                                          2008      1.655          0.963           17,031
                                                          2007      1.470          1.655           17,241
                                                          2006      1.241          1.470           17,459
                                                          2005      1.155          1.241           11,951
                                                          2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.188          1.411               --
                                                          2005      1.119          1.188               --
                                                          2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      1.528          1.466           11,342
                                                          2010      1.248          1.528           11,352
                                                          2009      0.886          1.248           11,363
                                                          2008      1.619          0.886           11,374
                                                          2007      1.363          1.619               --
                                                          2006      1.234          1.363               --
                                                          2005      1.129          1.234               --
                                                          2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.141          1.271               --
                                                          2005      1.125          1.141               --
                                                          2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.113          1.181               --
                                                          2006      1.063          1.113               --
                                                          2005      1.025          1.063               --
                                                          2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      0.859          0.907               --
                                                          2009      0.729          0.859           10,966
                                                          2008      1.273          0.729           10,976
                                                          2007      1.244          1.273           10,983
                                                          2006      1.107          1.244           10,989
                                                          2005      1.066          1.107           10,997
                                                          2004      1.000          1.066               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2011      1.133          1.133           23,881
                                                          2010      0.929          1.133           26,097
                                                          2009      0.708          0.929           28,522
                                                          2008      1.218          0.708           31,520
                                                          2007      1.231          1.218           31,678
                                                          2006      1.160          1.231           27,739
                                                          2005      1.065          1.160           27,746
                                                          2004      1.000          1.065               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2011      1.147          1.148            5,232
                                                          2010      1.044          1.147            5,457
                                                          2009      0.876          1.044            5,703
                                                          2008      1.271          0.876            6,001
                                                          2007      1.202          1.271            6,240
                                                          2006      1.074          1.202            6,488
                                                          2005      1.056          1.074               --
                                                          2004      1.000          1.056               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.804          0.788               --
                                                          2008      1.168          0.804               --
                                                          2007      1.171          1.168               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      0.995          1.048               --
                                                          2010      0.905          0.995           16,884
                                                          2009      0.662          0.905           16,897
                                                          2008      1.173          0.662           16,911
                                                          2007      1.181          1.173           16,923
                                                          2006      1.065          1.181           16,933
                                                          2005      1.038          1.065           16,944
                                                          2004      1.000          1.038               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      1.068          1.157               --
                                                          2010      0.979          1.068               --
                                                          2009      0.822          0.979               --
                                                          2008      1.180          0.822               --
                                                          2007      1.137          1.180               --
                                                          2006      0.988          1.137               --
                                                          2005      1.015          0.988               --
                                                          2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.153          1.127               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      0.962          1.011          205,299
                                                          2010      0.880          0.962          205,314
                                                          2009      0.736          0.880          214,154
                                                          2008      1.160          0.736          214,171
                                                          2007      1.129          1.160          219,668
                                                          2006      1.048          1.129          219,668
                                                          2005      1.030          1.048          189,241
                                                          2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (11/99)..........................  2011      1.079          0.987               --
                                                          2010      0.948          1.079               --
                                                          2009      0.752          0.948               --
                                                          2008      1.215          0.752               --
                                                          2007      1.231          1.215               --
                                                          2006      1.080          1.231            9,129
                                                          2005      1.057          1.080            9,134
                                                          2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      0.968          0.938               --
                                                          2010      0.903          0.968               --
                                                          2009      0.651          0.903               --
                                                          2008      1.064          0.651               --
                                                          2007      1.036          1.064               --
                                                          2006      1.015          1.036               --
                                                          2005      0.989          1.015               --
                                                          2004      1.000          0.989               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.066          1.091               --
                                                          2010      0.999          1.066               --
                                                          2009      0.822          0.999               --
                                                          2008      1.310          0.822               --
                                                          2007      1.293          1.310               --
                                                          2006      1.121          1.293               --
                                                          2005      1.079          1.121               --
                                                          2004      1.000          1.079               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2011      1.352          1.267               --
                                                          2010      1.132          1.352               --
                                                          2009      0.853          1.132               --
                                                          2008      1.352          0.853               --
                                                          2007      1.294          1.352               --
                                                          2006      1.155          1.294               --
                                                          2005      1.094          1.155               --
                                                          2004      1.000          1.094               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.383          1.367            2,455
                                                          2010      1.132          1.383            2,458
                                                          2009      0.813          1.132            2,462
                                                          2008      1.407          0.813            2,466
                                                          2007      1.311          1.407           14,686
                                                          2006      1.192          1.311               --
                                                          2005      1.165          1.192               --
                                                          2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.761          0.739               --
                                                          2008      1.249          0.761               --
                                                          2007      1.220          1.249               --
                                                          2006      1.087          1.220               --
                                                          2005      1.069          1.087               --
                                                          2004      1.000          1.069               --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.141          1.154               --
                                                          2006      1.042          1.141               --
                                                          2005      1.032          1.042               --
                                                          2004      1.000          1.032               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.937          0.923               --
                                                          2010      0.879          0.937               --
                                                          2009      0.768          0.879               --
                                                          2008      0.999          0.768               --
                                                          2007      1.011          0.999               --
                                                          2006      0.995          1.011               --
                                                          2005      0.997          0.995               --
                                                          2004      1.000          0.997               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2011      1.166          1.186               --
                                                          2010      1.072          1.166               --
                                                          2009      0.921          1.072               --
                                                          2008      1.094          0.921               --
                                                          2007      1.100          1.094               --
                                                          2006      1.070          1.100               --
                                                          2005      1.069          1.070               --
                                                          2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2011      1.391          1.390               --
                                                          2010      1.223          1.391               --
                                                          2009      0.784          1.223               --
                                                          2008      1.148          0.784               --
                                                          2007      1.174          1.148               --
                                                          2006      1.085          1.174               --
                                                          2005      1.084          1.085               --
                                                          2004      1.000          1.084               --

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.017          1.008               --
                                                          2009      1.040          1.017           71,392
                                                          2008      1.039          1.040           91,296
                                                          2007      1.016          1.039           91,346
                                                          2006      0.995          1.016               --
                                                          2005      0.993          0.995               --
                                                          2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.316          1.400               --
                                                          2006      1.195          1.316           14,666
                                                          2005      1.168          1.195           14,679
                                                          2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.235          1.292               --
                                                          2006      1.072          1.235               --
                                                          2005      1.056          1.072               --
                                                          2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.266          1.311               --
                                                          2006      1.106          1.266            8,894
                                                          2005      1.099          1.106            8,901
                                                          2004      1.000          1.099               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.340          1.473               --
                                                          2006      1.224          1.340           46,591
                                                          2005      1.160          1.224           40,707
                                                          2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.368          1.430               --
                                                          2006      1.299          1.368            7,396

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.108          1.083            5,959
                                                          2010      1.009          1.108            6,215
                                                          2009      0.868          1.009            6,497
                                                          2008      1.420          0.868            6,839
                                                          2007      1.418          1.420            7,112

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.858          0.793            5,944
                                                          2010      0.757          0.858            6,200
                                                          2009      0.574          0.757            6,479
                                                          2008      1.008          0.574            6,818
                                                          2007      1.213          1.008            7,090
                                                          2006      1.003          1.213            7,371

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.380          1.210            2,969
                                                          2010      1.184          1.380            3,097
                                                          2009      0.940          1.184            3,236
                                                          2008      1.289          0.940            3,406
                                                          2007      1.335          1.289            3,541
                                                          2006      1.260          1.335               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.479          1.241           15,292
                                                          2010      1.299          1.479           16,617
                                                          2009      0.857          1.299           18,067
                                                          2008      1.482          0.857           19,856
                                                          2007      1.533          1.482           20,091
                                                          2006      1.400          1.533           13,954

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.343          1.299            4,989
                                                          2010      1.089          1.343               --
                                                          2009      0.832          1.089               --
                                                          2008      1.389          0.832               --
                                                          2007      1.279          1.389               --
                                                          2006      1.296          1.279               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.460          1.320           10,196
                                                          2010      1.365          1.460           15,196
                                                          2009      0.977          1.365           15,209
                                                          2008      1.723          0.977           10,225
                                                          2007      1.354          1.723               --
                                                          2006      1.329          1.354               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.069          0.988               --
                                                          2010      0.892          1.069               --
                                                          2009      0.669          0.892               --
                                                          2008      1.112          0.669               --
                                                          2007      1.262          1.112               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.943          0.886           46,398
                                                          2010      0.770          0.943           48,422
                                                          2009      0.624          0.770           53,037
                                                          2008      1.045          0.624           55,760
                                                          2007      1.065          1.045           57,937
                                                          2006      1.015          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.711          0.674               --
                                                          2008      1.272          0.711               --
                                                          2007      1.165          1.272               --
                                                          2006      1.187          1.165               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      0.946          0.860           10,949
                                                          2010      0.910          0.946           10,958

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.961          0.817            6,465

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.021          1.602           17,717
                                                          2010      1.675          2.021           17,730
                                                          2009      1.017          1.675           17,744
                                                          2008      2.233          1.017            9,141

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.387          1.208               --
                                                          2010      1.276          1.387               --
                                                          2009      0.995          1.276               --
                                                          2008      1.769          0.995               --
                                                          2007      1.695          1.769               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.242          1.350            5,523
                                                          2010      1.179          1.242            5,527
                                                          2009      1.021          1.179            5,532
                                                          2008      1.121          1.021           22,786
                                                          2007      1.065          1.121           22,800

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.382          1.390           45,073
                                                          2010      1.310          1.382           46,615
                                                          2009      1.182          1.310           52,752

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.173          1.092               --
                                                          2010      1.035          1.173               --
                                                          2009      0.856          1.035               --
                                                          2008      1.307          0.856               --
                                                          2007      1.277          1.307               --
                                                          2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.160          1.276               --
                                                          2006      1.108          1.160               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.487          1.503               --
                                                          2010      1.359          1.487               --
                                                          2009      1.047          1.359               --
                                                          2008      1.203          1.047               --
                                                          2007      1.156          1.203               --
                                                          2006      1.123          1.156               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.885          0.829           31,197
                                                          2010      0.776          0.885           32,274
                                                          2009      0.672          0.776           33,453
                                                          2008      1.082          0.672           34,883
                                                          2007      1.069          1.082           46,537
                                                          2006      1.001          1.069           20,849

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.955          0.847            4,991
                                                          2010      0.816          0.955            4,997
                                                          2009      0.662          0.816            5,005
                                                          2008      0.967          0.662            5,013
                                                          2007      1.023          0.967            5,019
                                                          2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.121          1.059               --
                                                          2010      0.998          1.121               --
                                                          2009      0.686          0.998               --
                                                          2008      1.296          0.686               --
                                                          2007      1.104          1.296               --
                                                          2006      1.137          1.104               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.134          1.177            6,280
                                                          2010      1.075          1.134            6,549
                                                          2009      1.008          1.075            6,845
                                                          2008      1.072          1.008            7,203
                                                          2007      1.036          1.072            7,490
                                                          2006      1.004          1.036               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.013          0.900               --
                                                          2010      0.867          1.013               --
                                                          2009      0.692          0.867               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.180          1.151           59,910
                                                          2010      1.200          1.180           59,944

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.654          0.645               --
                                                          2008      1.122          0.654               --
                                                          2007      1.152          1.122               --
                                                          2006      1.127          1.152               --

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.045          0.919           16,871

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.627          0.653               --
                                                          2008      1.165          0.627               --
                                                          2007      1.150          1.165               --
                                                          2006      1.141          1.150               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.959          0.877               --
                                                          2010      0.859          0.959               --
                                                          2009      0.724          0.859               --
                                                          2008      1.217          0.724               --
                                                          2007      1.199          1.217               --
                                                          2006      1.176          1.199               --

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.191          1.168            3,785
                                                          2010      1.094          1.191            4,197
                                                          2009      0.801          1.094            4,648
                                                          2008      1.216          0.801            5,206

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.892          0.964               --
                                                          2010      0.790          0.892            6,470
                                                          2009      0.616          0.790            6,475
                                                          2008      1.061          0.616            6,481
                                                          2007      1.054          1.061           22,245
                                                          2006      1.002          1.054           22,260

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.124          1.132               --
                                                          2010      1.047          1.124               --
                                                          2009      0.891          1.047               --
                                                          2008      1.067          0.891               --
                                                          2007      1.036          1.067               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.069          1.054               --
                                                          2010      0.983          1.069               --
                                                          2009      0.815          0.983               --
                                                          2008      1.066          0.815               --
                                                          2007      1.043          1.066               --
                                                          2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.011          0.973               --
                                                          2010      0.916          1.011               --
                                                          2009      0.742          0.916               --
                                                          2008      1.067          0.742               --
                                                          2007      1.048          1.067               --
                                                          2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.950          0.892              453
                                                          2010      0.850          0.950              455
                                                          2009      0.675          0.850              458
                                                          2008      1.066          0.675              460
                                                          2007      1.053          1.066              462
                                                          2006      1.002          1.053              464

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      3.072          3.045               --
                                                          2010      2.751          3.072               --
                                                          2009      2.250          2.751               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.145          1.141           27,563
                                                          2010      1.068          1.145           28,112
                                                          2009      0.925          1.068           32,888
                                                          2008      1.221          0.925           33,617
                                                          2007      1.202          1.221           36,780
                                                          2006      1.132          1.202           37,379

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.306          1.285               --
                                                          2010      1.202          1.306               --
                                                          2009      1.020          1.202               --
                                                          2008      1.452          1.020               --
                                                          2007      1.383          1.452            4,773
                                                          2006      1.259          1.383            4,779

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.968          0.864               --
                                                          2010      0.856          0.968               --
                                                          2009      0.628          0.856               --
                                                          2008      1.083          0.628               --
                                                          2007      1.045          1.083               --
                                                          2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.016          0.978               --
                                                          2010      0.892          1.016               --
                                                          2009      0.640          0.892               --
                                                          2008      1.131          0.640               --
                                                          2007      1.062          1.131               --
                                                          2006      0.998          1.062               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.187          1.196               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.043          1.061               --
                                                          2006      1.062          1.043           42,503
                                                          2005      1.067          1.062           42,529
                                                          2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.145          1.179               --
                                                          2008      1.120          1.145           44,894
                                                          2007      1.056          1.120           47,971
                                                          2006      1.043          1.056           48,315
                                                          2005      1.043          1.043           23,897
                                                          2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.579          1.704               --
                                                          2006      1.267          1.579               --
                                                          2005      1.158          1.267               --
                                                          2004      1.000          1.158               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.424          1.516               --
                                                          2006      1.244          1.424            3,585
                                                          2005      1.192          1.244            3,590
                                                          2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.118          1.187               --
                                                          2005      1.054          1.118               --
                                                          2004      1.000          1.054               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.122          1.176               --
                                                          2005      1.101          1.122               --
                                                          2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.111          1.141               --
                                                          2005      1.048          1.111               --
                                                          2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.072          1.136               --
                                                          2005      1.000          1.072           19,639

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.025          1.025               --
                                                          2005      1.000          1.025               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.041          1.075               --
                                                          2005      1.000          1.041               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.059          1.101               --
                                                          2005      1.000          1.059              424

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.032          1.049               --
                                                          2005      1.000          1.032               --

  Travelers Managed Income Subaccount (11/99)...........  2006      1.016          1.004               --
                                                          2005      1.028          1.016               --
                                                          2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.227          1.299               --
                                                          2005      1.123          1.227               --
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.078          1.137               --
                                                          2005      1.073          1.078               --
                                                          2004      1.000          1.073               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.099          1.132               --
                                                          2005      1.095          1.099           23,722
                                                          2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.168          1.259               --
                                                          2005      1.125          1.168            4,785
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      1.222          1.400               --
                                                          2005      1.144          1.222           13,954
                                                          2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.129          1.195               --
                                                          2005      1.092          1.129               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.056          1.108               --
                                                          2005      1.000          1.056               --

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.115          1.123               --
                                                          2005      1.103          1.115               --
                                                          2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.092          1.136               --
                                                          2005      1.097          1.092               --
                                                          2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.129          1.296               --
                                                          2005      1.000          1.129               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.102          1.260               --
                                                          2005      1.000          1.102               --

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.089          1.127               --
                                                          2005      1.036          1.089               --
                                                          2004      1.000          1.036               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-05-09-86


                                       C-1